Management Transition - Additional Information (Detail)	3 Months Ended		3 Months Ended	0 Months Ended	3 Months Ended				3 Months Ended
	Jun. 30, 2012 Pershing Square Capital Management Lp [Member] CAD	Dec. 31, 2012 Pershing Square Capital Management Lp [Member]	Jun. 30, 2012 Former President and Chief Executive Officer [Member] CAD	Feb. 03, 2013 Mr. Harrison [Member] USD ($)	Jun. 30, 2012 Mr. Harrison [Member] CAD	Jun. 28, 2012 Mr. Harrison [Member] CAD	Dec. 31, 2014 Indemnification Agreement [Member] CAD	Dec. 31, 2012 Indemnification Agreement [Member] CAD	Jun. 30, 2012 Compensation and Benefits [Member] Mr. Harrison [Member] CAD	Jun. 30, 2012 Purchased Services and Other [Member] Mr. Harrison [Member] CAD
Management transition costs [Line Items]
Compensation and transition costs					38,000,000				16,000,000	22,000,000
Compensation and transition costs, associated costs					2,000,000
Deferred retirement compensation	20,000,000		4,000,000		16,000,000
Pershing Square and related entities outstanding shares percent		14.00%
DSUs and stock options upon commencing employment grant date fair value						12,000,000
Legal proceedings, partial recovery amount				9,000,000
Indemnity to Mr.Harrison							3,000,000
Accrued legal fees								0